Operating lease liabilities (Supplemental Cash Flow Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 371,295	¥ 261,435
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 54,036	¥ 863,076